JPM SERIES TRUST

TAX AWARE EQUITY FUND:  JPM PIERPONT SHARES

Supplement  dated  May 5,  1997 to
Prospectus dated  November  18,  1996  and
Statement of Additional Information dated
November 18, 1996 (as amended February 10, 1997)

Effective  May 12, 1997, the name of the Tax Aware Equity Fund is changed to
"Tax  Aware  U.S.   Equity  Fund."  The  investment   objective,   policies  and
restrictions of the Fund remain unchanged.